Retirement Plans, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Retirement Plans, Postretirement and Postemployment Benefits

Note K: Retirement Plans, Postretirement and Postemployment Benefits

The Company sponsors defined benefit retirement plans that cover substantially all employees. Additionally, the Company provides other postretirement benefits for certain employees, including medical benefits for retirees and their spouses and retiree life insurance. Employees starting on or after January 1, 2002 are not eligible for postretirement welfare plans. The Company also provides certain benefits, such as disability benefits, to former or inactive employees after employment but before retirement.

The measurement date for the Company’s defined benefit plans, postretirement benefit plans and postemployment benefit plans is December 31.

Defined Benefit Retirement Plans. Retirement plan assets are invested in listed stocks, bonds, hedge funds, real estate and cash equivalents. Defined retirement benefits for salaried employees are based on each employee’s years of service and average compensation for a specified period of time before retirement. Defined retirement benefits for hourly employees are generally stated amounts for specified periods of service.

The Company sponsors a Supplemental Excess Retirement Plan (SERP) that generally provides for the payment of retirement benefits in excess of allowable Internal Revenue Code limits. The SERP generally provides for a lump-sum payment of vested benefits. When these benefit payments exceed the sum of the service and interest costs for the SERP during a year, the Company recognizes a pro-rata portion of the SERP’s unrecognized actuarial loss as settlement expense.

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2018	2017	2016
Service cost	$31,624	$26,805	$22,167
Interest cost	33,209	36,101	35,879
Expected return on assets	(46,011)	(39,759)	(37,699)
Amortization of:
Prior service cost	104	311	350
Actuarial loss	12,830	14,138	12,074
Transition asset	(1)	(1)	(1)
Settlement charge	2,936	21	124
Termination benefit charge	—	—	764
Net periodic benefit cost	$34,691	$37,616	$33,658

The components of net periodic benefit cost other than service cost are included in the line item Other nonoperating (income) and expenses, net, in the consolidated statements of earnings.

The expected return on assets is calculated by applying an annually selected expected rate of return assumption to the estimated fair value of the plan assets, giving consideration to contributions and benefits paid.  The termination benefit charge represents the increased benefits payable to former Texas Industries, Inc. (TXI) executives as part of their change-in-control agreements.

The Company recognized the following amounts in consolidated comprehensive earnings:

 years ended December 31

(add 000)	2018	2017	2016
Actuarial loss	$32,214	$13,343	$52,028
Net prior service cost	3	—	—
Amortization of:
Prior service cost	(104)	(311)	(350)
Actuarial loss	(12,830)	(14,138)	(12,074)
Transition asset	1	1	1
Special plan termination benefits	—	—	(764)
Settlement charge	(2,936)	(21)	(124)
Total	$16,348	$(1,126)	$38,717

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2018		2017
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$14	$9	$115	$71
Actuarial loss	233,688	146,588	217,240	134,066
Transition asset	(5)	(3)	(6)	(4)
Total	$233,697	$146,594	$217,349	$134,133

The prior service cost, actuarial loss and transition asset expected to be recognized in net periodic benefit cost during 2019 are $8,000 (net of deferred taxes of $2,000), $15,727,000 (net of deferred taxes of $3,893,000) and $1,000, respectively. These amounts are included in accumulated other comprehensive loss at December 31, 2018.

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2018	2017
Net projected benefit obligation at beginning of year	$879,335	$831,849
Service cost	31,624	26,805
Interest cost	33,209	36,101
Actuarial (gain) loss	(54,621)	56,675
Plan amendment	3	-
Gross benefits paid	(41,654)	(72,095)
Net projected benefit obligation at end of year	$847,896	$879,335

The Company’s change in plan assets, funded status and amounts recognized on the Company’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2018	2017
Change in plan assets:
Fair value of plan assets at beginning of year	$638,106	$596,207
Actual return on plan assets, net	(40,823)	83,091
Employer contributions	162,281	30,903
Gross benefits paid	(41,654)	(72,095)
Fair value of plan assets at end of year	$717,910	$638,106

December 31

(add 000)	2018	2017
Funded status of the plan at end of year	$(129,986)	$(241,229)
Accrued benefit cost	$(129,986)	$(241,229)

December 31

(add 000)	2018	2017
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(8,992)	$(11,092)
Noncurrent liability	(120,994)	(230,137)
Net amount recognized at end of year	$(129,986)	$(241,229)

The accumulated benefit obligation for all defined benefit pension plans was $771,921,000 and $792,912,000 at December 31, 2018 and 2017, respectively.

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2018	2017
Projected benefit obligation	$98,729	$879,335
Accumulated benefit obligation	$85,548	$792,912
Fair value of plan assets	$560	$638,106

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2018	2017
Discount rate	4.38%	3.76%
Rate of increase in future compensation levels	4.50%	4.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2018	2017	2016
Discount rate	3.76%	4.29%	4.67%
Rate of increase in future compensation levels	4.50%	4.50%	4.50%
Expected long-term rate of return on assets	6.75%	6.75%	7.00%

The expected long-term rate of return on assets is based on a building-block approach, whereby the components are weighted based on the allocation of pension plan assets.

For 2018 and 2017, the Company estimated the remaining lives of participants in the pension plans using the RP-2014 Base Table.  The no-collar table was used for salaried participants and the blue-collar table, reflecting the experience of the Company’s participants, was used for hourly participants.  The Company used mortality improvement scales MP-2018 and MP-2017 for the years 2018 and 2017, respectively. The change in mortality improvement scale in 2018 did not have a material impact on the projected benefit obligation.

The target allocation for 2018 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2018	December 31
Asset Class	Target Allocation	2018	2017
Equity securities	56%	57%	57%
Debt securities	30%	32%	29%
Hedge funds	4%	6%	7%
Real estate	10%	5%	7%
Total	100%	100%	100%

The Company’s investment strategy is for approximately 45% of equity securities, excluding hedge funds and real estate, to be invested in mid-sized to large capitalization U.S. funds, with the remaining invested in small capitalization, emerging markets and international funds. Debt securities, or fixed income investments, are invested in funds benchmarked to the Barclays U.S. Aggregate Bond Index.

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

	Fair Value Measurements
December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value	Total Fair Value
(add 000)	2018
Equity securities[1]:
Mid-sized to large cap	$—	$—	$—	$196,475	$196,475
Small cap, international and emerging growth funds	—	—	—	210,371	210,371
Debt securities[1]:
Core fixed income	—	—	—	228,194	228,194
Real estate	—	—	—	35,553	35,553
Hedge funds	—	—	—	44,453	44,453
Cash equivalents	2,864	—	—	—	2,864
Total	$2,864	$—	$—	$715,046	$717,910

	2017
Equity securities[1]:
Mid-sized to large cap	$—	$—	$—	$177,497	$177,497
Small cap, international and emerging growth funds	—	—	—	186,272	186,272
Debt securities[1]:
Core fixed income	—	—	—	182,225	182,225
Real estate	—	—	—	46,467	46,467
Hedge funds	—	—	—	45,604	45,604
Cash equivalents	41	—	—	—	41
Total	$41	$—	$—	$638,065	$638,106

[1] These investments are common collective investment trusts valued using the net asset value (NAV) unit price provided by the fund administrator. The NAV is based on the value of the underlying assets owned by the fund.

Real estate investments are stated at estimated fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of real estate investments generally do not reflect transaction costs which may be incurred upon disposition of the real estate investments and do not necessarily represent the prices at which the real estate investments would be sold or repaid, since market prices of real estate investments can only be determined by negotiation between a willing buyer and seller. An independent valuation consultant is employed to determine the fair value of the real estate investments. The value of hedge funds is based on the values of the sub-fund investments. In determining the fair value of each sub-fund’s investment, the hedge funds’ Board of Trustees uses the values provided by the sub-funds and any other considerations that may, in its judgment, increase or decrease such estimated value.

In 2018 and 2017, the Company made combined pension plan and SERP contributions of $162,281,000 and $30,903,000, respectively. The Company currently estimates that it will contribute $32,022,000 to its pension plans in 2019.

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2019	$40,835
2020	$42,908
2021	$44,237
2022	$45,848
2023	$47,170
Years 2024 - 2028	$260,117

Postretirement Benefits. The net periodic postretirement benefit credit for postretirement plans includes the following components:

years ended December 31

(add 000)	2018	2017	2016
Service cost	$77	$80	$85
Interest cost	519	727	863
Amortization of:
Prior service credit	(2,074)	(1,741)	(1,959)
Actuarial gain	(211)	(364)	(499)
Settlement credit	—	—	(9)
Total net periodic benefit credit	$(1,689)	$(1,298)	$(1,519)

The components of net periodic benefit credit other than service cost are included in the line item Other nonoperating (income) and expenses, net, in the consolidated statements of earnings.

The Company recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2018	2017	2016
Actuarial (gain) loss	$(1,700)	$1,236	$686
Net prior service credit	—	(3,902)	(1,326)
Settlement credit	—	—	9
Amortization of:
Prior service credit	2,074	1,741	1,959
Actuarial gain	211	364	499
Total	$585	$(561)	$1,827

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit credit or cost:

December 31	2018		2017
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(3,747)	$(2,388)	$(6,314)	$(3,899)
Actuarial gain	(4,238)	(2,701)	(2,256)	(1,393)
Total	$(7,985)	$(5,089)	$(8,570)	$(5,292)

The prior service credit and actuarial gain expected to be recognized in net periodic benefit cost during 2019 is $762,000 (net of deferred taxes of $189,000) and $473,000 (net of deferred taxes of $117,000), respectively, and are included in accumulated other comprehensive loss at December 31, 2018.

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2018	2017
Change in benefit obligation:
Net benefit obligation at beginning of year	$15,347	$20,591
Service cost	77	80
Interest cost	519	727
Participants’ contributions	312	3,421
Actuarial (gain) loss	(1,700)	1,236
Gross benefits paid	(1,262)	(6,806)
Plan amendments	-	(3,902)
Net benefit obligation at end of year	$13,293	$15,347

The postretirement health care plans’ change in plan assets, funded status and amounts recognized on the Company’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2018	2017
Fair value of plan assets at beginning of year:	$—	$—
Employer contributions	950	3,385
Participants’ contributions	312	3,421
Gross benefits paid	(1,262)	(6,806)
Fair value of plan assets at end of year	$—	$—

December 31

(add 000)	2018	2017
Funded status of the plan at end of year	$(13,293)	$(15,347)
Accrued benefit cost	$(13,293)	$(15,347)

December 31

(add 000)	2018	2017
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(950)	$(2,560)
Noncurrent liability	(12,343)	(12,787)
Net amount recognized at end of year	$(13,293)	$(15,347)

Weighted-average assumptions used to determine the postretirement benefit obligation as of December 31 are:

	2018	2017
Discount rate	4.15%	3.47%

Weighted-average assumptions used to determine net postretirement benefit credit for the years ended December 31 are:

	2018	2017	2016
Discount rate	3.47%	3.78%	4.25%

For 2018 and 2017, the Company estimated the remaining lives of participants in the postretirement benefit plans using the RP-2014 Base Table.  The no-collar table was used for salaried participants and the blue-collar table, reflecting the experience of the Company’s participants, was used for hourly participants.  The Company used mortality improvement scales MP-2018 and MP-2017 for the years 2018 and 2017, respectively. The change in mortality improvement scale in 2018 did not have a material impact on the projected benefit obligation.

Assumed health care cost trend rates at December 31 are:

	2018	2017
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2023	2022

Assumed health care cost trend rates have a significant effect on the amounts reported for the Company’s health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$25	$(22)
Postretirement benefit obligation	$640	$(575)

The Company estimates that it will contribute $950,000 to its postretirement health care plans in 2019.

The total expected benefit payments to be paid by the Company, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2019	$950
2020	$1,492
2021	$1,419
2022	$1,344
2023	$1,254
Years 2024 – 2028	$5,809

Defined Contribution Plan. The Company maintains a defined contribution plan that covers substantially all employees. This plan, qualified under Section 401(a) of the Internal Revenue Code, is a retirement savings and investment plan for the Company’s salaried and hourly employees. Under certain provisions of the plan, the Company, at established rates, matches employees’ eligible contributions. The Company’s matching obligations were $16,545,000 in 2018, $14,893,000 in 2017 and $13,235,000 in 2016.